Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of significant accounting policies
Schedule of Property and Equipment Estimated Useful Life

	Estimated useful lives	Residual rate
Servers and network equipment	3-5 years	5%
Computer equipment	5 years	5%
Furniture, fixtures and office equipment	3-5 years	5%
Motor vehicles	5 years	5%
Leasehold improvements	Shorter of lease term or 3 years	—

Summary of estimated useful lives of the intangible assets

Estimated useful lives
Land use rights	30 years
Acquired computer software	5 years
Audio-visual license	9 years

Analysis of Different Types of Revenues

An analysis of the different types of revenues for the years ended December 31, 2019, 2020 and 2021 are summarized as follows:

Revenue from operations	Years ended December 31,
(In thousands)	2019	2020	2021
Subscription revenue	81,532	84,299	91,174
Live streaming revenue	26,920	20,866	35,102
Advertising revenue	15,643	13,206	12,267
Product revenue (note a)	8,269	1,412	1,897
Cloud computing service and other internet value-added services (note b)	48,903	66,900	99,161
Total	181,267	186,683	239,601